                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2003
                                               ---------------


Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Highline Capital Management, LLC
Address:      1270 Avenue of the Americas, 4th Floor
              New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Klarman
Title:   Chief Financial Officer
Phone:   (212) 332-2250

Signature, Place, and Date of Signing:

/s/ Michael Klarman                        New York, NY       August 11 , 2003
 --------------------------                ------------       ----------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -----------

Form 13F Information Table Entry Total:              38
                                                 -----------

Form 13F Information Table Value Total:            $ 114,380
                                                 -----------
                                                  (thousands)




List of Other Included Managers:

None


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
                                FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (06/30/03)

                 COLUMN 1                   COLUMN 2             COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6

                                            TITLE OF                        VALUE    SHRS OR PRN  SH/  PUT/   INVESTMENT
NAME OF ISSUER                              CLASS                CUSIP      (X1000)  AMOUNT       PRN  CALL   DISCRETION
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
ABLE LABORATORIES, INC.       CMN           Common Stock  ABRX   00371n407    2,929  148,700.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
ACCREDO HEALTH INC            CMN           Common Stock  ACDO   00437v104    3,016  139,300.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
ADVANCEPCS                    CMN           Common Stock  ADVP   00790k109    4,590  120,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
ADVISORY BRD CO               CMN           Common Stock  ABCO   00762W107      805   20,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
ALLIANT TECHSYSTEMS INC       CMN           Common Stock  ATK    018804104    1,038   20,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
ALLOY INC                     CMN           Common Stock  ALOY   019855105    2,064  320,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
AMERISOURCEBERGEN CORP        CMN           Common Stock  ABC    03073e105    4,404   63,500.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
AMERISTAR CASINOS INC         CMN           Common Stock  ASCA   03070Q101      905   42,400.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
AVALON DIGITAL MARKETING SYS  CMN           Common Stock  AVLNE  05343V106        7   37,470.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
BARNES & NOBLE, INC           CMN           Common Stock  BKS    067774109    5,117  222,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
BOSTON SCIENTIFIC CORP.       COMMON STOCK  Common Stock  BSX    101137107    2,902   47,500.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
CROSS CTRY HEALTHCARE INC     CMN           Common Stock  CCRN   227483104    1,448  110,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
CROWN HOLDINGS INC            CMN           Common Stock  CCK    228368106    2,178  305,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
DEL MONTE FOODS COMPANY                     Common Stock  DLM    24522p103    4,287  485,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
DOLLAR TREE STORES INC        CMN           Common Stock  DLTR   256747106    3,495  110,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
EASTMAN CHEM CO                             Common Stock  EMN    277432100    5,226  165,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
JACUZZI BRANDS INC            ORD CMN       Common Stock  JJZ    469865109    1,960  370,600.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
JAKKS PACIFIC INC             CMN           Common Stock  JAKK   47012E106      995   75,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
KERZNER INTERNATIONAL LTD     CMN           Common Stock  KZL    P6065Y107    4,596  142,700.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
METRIS COMPANIES INC                        Common Stock  MXT    591598107      894  161,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
MILLENNIUM PHARMACEUTICALS INCCMN           Common Stock  MLNM   599902103    1,101   70,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
MULTIMEDIA GAMES INC          CMN           Common Stock  MGAM   625453105    2,657  104,600.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
NORTH FORK BANCORPORATION INC               Common Stock  NFB    659424105    1,703   50,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
NUCOR CORP                                  Common Stock  NUE    670346105    6,165  126,200.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
PHARMACEUTICAL RESOURCES INC                Common Stock  PRX    717125108    5,450  112,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
PHOTOMEDEX INC                CMN           Common Stock  PHMD   719358103    1,078  492,200.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
PLAYBOY ENTERPRISES INC CL-B  (HOLDING CO) CCommon Stock  PLA    728117300      680   50,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
PMA CAPITAL CORPORATION CL-A                Common Stock  PMACA  693419202      686   54,900.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
SANGSTAT MEDICAL CORP                       Common Stock  SANG   801003104    2,716  207,200.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
SAXON CAPITAL INC             CMN           Common Stock  SAXN   80556p302    3,046  176,300.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
SCIENTIFIC GAMES CORPORATION  CMN  CLASSA   Common Stock  SGMS   80874P109    3,992  427,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
SHIRE PHARMACEUTICALS GROUP   ADR           Common Stock  SHPGY  82481R106      593   30,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
SOUTHERN UNION CO (NEW)       CMN           Common Stock  SUG    844030106    4,547  268,400.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
SPX CORPORATION                             Common Stock  SPW    784635104    4,582  104,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
SYLVAN LEARNING SYS INC       CMN           Common Stock  SLVN   871399101    4,264  187,100.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
UNITED STATES STEEL CORP      CMN           Common Stock  X      912909108    8,676  530,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
UNITED THERAPEUTICS CORP      CMN           Common Stock  UTHR   91307c102    2,761  127,600.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------
WILLIS GROUP HOLDINGS LTD     CMN           Common Stock  WSH    G96655108    6,827  222,000.00   SH   NA     SOLE
                                            ------------         ----------                       ------------------------

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

                 COLUMN 1                      COLUMN 7      COLUMN 8
                                                          VOTING AUTHORITY
                                               OTHER
NAME OF ISSUER                                 MANAGERS  SOLE    SHARED NONE
----------------------------------------------------------------------------

----------------------------------------------------------------------------
ABLE LABORATORIES, INC.       CMN              N/A       148,700
                                            --------------------------------
ACCREDO HEALTH INC            CMN              N/A       139,300
                                            --------------------------------
ADVANCEPCS                    CMN              N/A       120,000
                                            --------------------------------
ADVISORY BRD CO               CMN              N/A        20,000
                                            --------------------------------
ALLIANT TECHSYSTEMS INC       CMN              N/A        20,000
                                            --------------------------------
ALLOY INC                     CMN              N/A       320,000
                                            --------------------------------
AMERISOURCEBERGEN CORP        CMN              N/A        63,500
                                            --------------------------------
AMERISTAR CASINOS INC         CMN              N/A        42,400
                                            --------------------------------
AVALON DIGITAL MARKETING SYS  CMN              N/A        37,470
                                            --------------------------------
BARNES & NOBLE, INC           CMN              N/A       222,000
                                            --------------------------------
BOSTON SCIENTIFIC CORP.       COMMON STOCK     N/A        47,500
                                            --------------------------------
CROSS CTRY HEALTHCARE INC     CMN              N/A       110,000
                                            --------------------------------
CROWN HOLDINGS INC            CMN              N/A       305,000
                                            --------------------------------
DEL MONTE FOODS COMPANY                        N/A       485,000
                                            --------------------------------
DOLLAR TREE STORES INC        CMN              N/A       110,000
                                            --------------------------------
EASTMAN CHEM CO                                N/A       165,000
                                            --------------------------------
JACUZZI BRANDS INC            ORD CMN          N/A       370,600
                                            --------------------------------
JAKKS PACIFIC INC             CMN              N/A        75,000
                                            --------------------------------
KERZNER INTERNATIONAL LTD     CMN              N/A       142,700
                                            --------------------------------
METRIS COMPANIES INC                           N/A       161,000
                                            --------------------------------
MILLENNIUM PHARMACEUTICALS INCCMN              N/A        70,000
                                            --------------------------------
MULTIMEDIA GAMES INC          CMN              N/A       104,600
                                            --------------------------------
NORTH FORK BANCORPORATION INC                  N/A        50,000
                                            --------------------------------
NUCOR CORP                                     N/A       126,200
                                            --------------------------------
PHARMACEUTICAL RESOURCES INC                   N/A       112,000
                                            --------------------------------
PHOTOMEDEX INC                CMN              N/A       492,200
                                            --------------------------------
PLAYBOY ENTERPRISES INC CL-B  (HOLDING CO) C   N/A        50,000
                                            --------------------------------
PMA CAPITAL CORPORATION CL-A                   N/A        54,900
                                            --------------------------------
SANGSTAT MEDICAL CORP                          N/A       207,200
                                            --------------------------------
SAXON CAPITAL INC             CMN              N/A       176,300
                                            --------------------------------
SCIENTIFIC GAMES CORPORATION  CMN  CLASSA      N/A       427,000
                                            --------------------------------
SHIRE PHARMACEUTICALS GROUP   ADR              N/A        30,000
                                            --------------------------------
SOUTHERN UNION CO (NEW)       CMN              N/A       268,400
                                            --------------------------------
SPX CORPORATION                                N/A       104,000
                                            --------------------------------
SYLVAN LEARNING SYS INC       CMN              N/A       187,100
                                            --------------------------------
UNITED STATES STEEL CORP      CMN              N/A       530,000
                                            --------------------------------
UNITED THERAPEUTICS CORP      CMN              N/A       127,600
                                            --------------------------------
WILLIS GROUP HOLDINGS LTD     CMN              N/A       222,000
                                            --------------------------------
